Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended										12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Assets of discontinued operations			$ 186,934				$ 196,758				$ 186,934	$ 196,758
Liabilities
Liabilities of discontinued operations			48,794				51,036				48,794	51,036
Operations
Total revenues and other income (loss)											16,113	17,245	$ 18,984
Provision for Loan and Lease Losses											(3,623)	(4,053)	(3,224)
Earnings (loss) from discontinued operations before income taxes											2,724	2,233	2,233
Benefit (provision) for income taxes											(40)	692	191
Income (Loss) from Discontinued Operations, Net of Taxes											2,684	2,925	2,424
Disposal
Gain (loss) on disposal before income taxes											14	(2,027)	(792)
Benefit (provision) for income taxes											1	246	197
Gain (loss) on disposal, net of taxes											15	(1,781)	(595)
Earnings (loss) from discontinued operations, net of taxes(a)			634	$ 706	$ 661	$ 698	(1,345)	$ 918	$ 761	$ 810	2,699	1,144	1,829
Discontinued Operations [Member]
Assets
Cash and cash equivalents			5,414				2,040				5,414	2,040
Investment securities			10,006				8,561				10,006	8,561
Financing receivables - net			114,561				122,300				114,561	122,300
Other receivables			2,192				2,238				2,192	2,238
Property, plant and equipment - net			18,051				18,326				18,051	18,326
Goodwill			13,569				14,292				13,569	14,292
Intangible assets - net			301				448				301	448
Disposal deferred tax asset			2,920				4,109				2,920	4,109
Other			19,920				24,444				19,920	24,444
Assets of discontinued operations			186,934				196,758				186,934	196,758
Liabilities
Short-term borrowings			1,125				2,452				1,125	2,452
Accounts payable			3,770				4,157				3,770	4,157
Other GE current liabilities			28				30				28	30
Non-recourse borrowings			10,569				10,403				10,569	10,403
Bank deposits			18,998				15,190				18,998	15,190
Long-term borrowings			1,182				1,624				1,182	1,624
All other liabilities			7,720				11,991				7,720	11,991
Deferred income taxes			5,402				5,189				5,402	5,189
Liabilities of discontinued operations			$ 48,794				$ 51,036				48,794	51,036
Discontinued Operations [Member] | Real Estate
Operations
Total revenues and other income (loss)											2,969	3,915	3,654
Interest											(1,079)	(1,278)	(1,883)
Operating and administrative											(870)	(960)	(911)
Depreciation and amortization											(326)	(396)	(542)
Provision for Loan and Lease Losses											86	(28)	(72)
Earnings (loss) from discontinued operations before income taxes											780	1,253	246
Benefit (provision) for income taxes											223	472	562
Income (Loss) from Discontinued Operations, Net of Taxes											1,003	1,725	808
Disposal
Gain (loss) on disposal before income taxes											0	0	0
Benefit (provision) for income taxes											0	0	0
Gain (loss) on disposal, net of taxes											0	0	0
Earnings (loss) from discontinued operations, net of taxes(a)											1,003	1,725	808
Earnings (loss) before income tax, attributable to parent excludes NCI portion											778	1,246	241
Discontinued Operations [Member] | Real Estate | GE Capital Exit Plan [Member]
Operations
Benefit (provision) for income taxes		$ (1,808)
Disposal
Gain (loss) on disposal before income taxes		$ 2,354
Discontinued Operations [Member] | CLL [Member]
Operations
Total revenues and other income (loss)											13,412	13,144	15,139
Interest											(3,069)	(3,300)	(4,080)
Operating and administrative											(3,662)	(3,551)	(3,875)
Depreciation and amortization											(3,930)	(4,083)	(4,074)
Provision for Loan and Lease Losses											(456)	(736)	(536)
Earnings (loss) from discontinued operations before income taxes											2,295	1,474	2,574
Benefit (provision) for income taxes											(487)	65	(570)
Income (Loss) from Discontinued Operations, Net of Taxes											1,808	1,539	2,004
Disposal
Gain (loss) on disposal before income taxes											0	0	0
Benefit (provision) for income taxes											0	0	0
Gain (loss) on disposal, net of taxes											0	0	0
Earnings (loss) from discontinued operations, net of taxes(a)											1,808	1,539	2,004
Earnings (loss) before income tax, attributable to parent excludes NCI portion											$ 2,278	$ 1,457	$ 2,537
Discontinued Operations [Member] | CLL [Member] | GE Capital Exit Plan [Member]
Disposal
Gain (loss) on disposal before income taxes	$ 3,380
Gain (loss) on disposal, net of taxes	$ 4,329